Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 64,177	$ 66,211	$ 72,432	$ 59,631
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	62,350	65,093
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	1,811	1,102
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 16	$ 16